UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.7%
ASSET-BACKED SECURITIES(a) — 0.2%
Collateralized Loan Obligations
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.181%	10/15/19	2,851	$2,781,590
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A(b)	4.484%	06/18/21	2,261	2,056,719

TOTAL ASSET-BACKED SECURITIES (cost $3,112,457)				4,838,309

BANK LOANS(a) — 2.0%
Capital Goods — 0.4%
CPM Acquisition Corp.	10.250%	03/01/18	7,250	7,250,000
Neff Rental LLC	7.250%	06/09/21	4,573	4,581,033

				11,831,033

Chemicals — 0.2%
Solenis International LP	7.750%	07/29/22	7,500	7,355,625

Energy - Integrated — 0.1%
Fieldwood Energy LLC	8.375%	09/30/20	3,000	2,698,125

Energy - Other — 0.3%
Amern Energy Marcellus LLC	8.500%	08/04/21	3,825	3,480,750
Newfield Exploration Co., Sr. Sub. Notes	6.875%	02/01/20	4,975	5,142,906

				8,623,656

Gaming — 0.2%
CCM Merger, Inc. (original cost $3,305,633; purchased 07/30/14)(b)(c)	4.500%	08/06/21	3,331	3,326,449
Golden Nugget, Inc.	5.500%	11/21/19	1,489	1,498,055
Yonkers Racing Corp.	8.750%	08/20/20	1,220	884,500

				5,709,004

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%	03/25/21	980	977,550

Lodging — 0.1%
Four Seasons Holdings, Inc.	6.250%	12/28/20	1,750	1,758,750

Retailers
Karman Buyer Corp.	7.500%	07/25/22	1,000	992,857

Technology — 0.7%
Evergreen Skills Lux Sarl	9.250%	04/28/22	16,500	15,683,250
Kronos, Inc.	9.750%	04/30/20	8,094	8,336,757

				24,020,007

TOTAL BANK LOANS (cost $65,193,617)				63,966,607

CORPORATE BONDS — 94.3%
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc., Gtd. Notes	6.875%	09/15/20	2,685	2,866,238
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%	10/01/21	3,050	3,088,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	5.750%	03/15/22	2,250	2,295,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.000%	10/15/22	3,525	3,582,986
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%	01/15/23	6,331	6,505,103
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.500%	03/15/18	2,000	2,211,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.750%	03/15/20	975	1,072,500
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	4,250	4,473,125

KLX, Inc., Gtd. Notes, 144A	5.875%		12/01/22	7,075	7,198,812
LMI Aerospace, Inc., Sec’d. Notes, 144A	7.375%		07/15/19	4,375	4,331,250
Sequa Corp., Gtd. Notes, 144A (original cost $8,050,719; purchased 12/10/2012-12/17/2013)(b)(c)(d)	7.000%		12/15/17	8,000	7,160,000
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	6,325	6,388,250
TransDigm, Inc., Gtd. Notes(d)	6.500%		07/15/24	6,325	6,451,500
TransDigm, Inc., Gtd. Notes	7.500%		07/15/21	5,200	5,577,000

					63,201,389

Automotive — 2.7%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.250%		03/15/21	5,225	5,525,438
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.625%		10/15/22	5,225	5,629,937
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	700	791,000
Chrysler Group LLC, Sec’d. Notes	8.000%		06/15/19	2,525	2,676,500
Chrysler Group LLC, Sec’d. Notes	8.250%		06/15/21	10,000	11,150,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,550	2,652,000
Dana Holding Corp., Sr. Unsec’d. Notes(d)	6.750%		02/15/21	6,960	7,395,000
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,700,000; purchased 06/12/2014)(b)(c)(d)	6.000%		07/15/22	9,700	9,433,250
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	5,225	5,538,500
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	684,125
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	771,125
Lear Corp., Gtd. Notes(d)	5.250%		01/15/25	11,650	11,650,000
Lear Corp., Gtd. Notes	8.125%		03/15/20	7,466	7,839,300
Meritor, Inc., Gtd. Notes(d)	6.250%		02/15/24	3,700	3,792,500
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	5,180	5,439,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(d)	6.750%		11/15/22	1,800	1,899,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	5,500	5,060,000

					87,926,675

Banking — 1.0%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	8,825	8,714,687
Bank of America Corp., Jr. Sub. Notes(d)	5.200	%(a)	12/31/49	2,975	2,728,075
Citigroup, Inc., Jr. Sub. Notes(d)	5.800	%(a)	12/31/49	9,440	9,458,880
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	5,025	5,062,688
Wells Fargo & Co., Jr. Sub. Notes	5.900	%(a)	12/31/49	5,025	5,169,469

					31,133,799

Building Materials & Construction — 3.6%
Beazer Homes USA, Inc., Gtd. Notes(d)	5.750%		06/15/19	4,375	4,200,000
Beazer Homes USA, Inc., Gtd. Notes	7.250%		02/01/23	1,425	1,414,313
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	7,725	7,782,937
Beazer Homes USA, Inc., Gtd. Notes(d)	9.125%		05/15/19	5,500	5,740,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(d)	6.125%		07/01/22	6,023	6,324,150
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A	5.375%		11/15/24	6,245	6,245,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/2013)(b)(c)	6.750%		05/01/21	2,000	2,152,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(d)	9.375%		10/12/22	7,400	8,436,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	6,500	6,272,500
D.R. Horton, Inc., Gtd. Notes(d)	4.750%		02/15/23	13,650	13,513,500
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	100	106,375
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	4,725	4,825,406
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%		10/15/20	5,425	5,736,937
KB Home, Gtd. Notes(d)	7.000%		12/15/21	2,800	2,989,000

KB Home, Gtd. Notes(d)	7.500%	09/15/22	5,420	5,812,950
Masco Corp., Sr. Unsec’d. Notes	5.950%	03/15/22	1,475	1,626,188
Standard Pacific Corp., Gtd. Notes(d)	6.250%	12/15/21	3,225	3,378,187
Standard Pacific Corp., Gtd. Notes(d)	8.375%	05/15/18	350	398,563
Standard Pacific Corp., Gtd. Notes(d)	8.375%	01/15/21	400	462,000
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	2,725	3,120,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(d)	5.625%	03/01/24	2,100	2,068,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	5,118	5,476,260
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	1,587	1,698,090
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	831,188
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	9,375	9,492,187
William Lyon Homes, Inc., Gtd. Notes, 144A(d)	7.000%	08/15/22	4,325	4,454,750

				114,558,231

Cable — 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%	04/15/18	3,000	3,330,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	8,475	9,597,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125%	02/15/23	1,130	1,107,400
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	620	623,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.250%	09/30/22	1,760	1,751,200
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%	09/01/23	8,675	8,723,797
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	4,230	4,256,437
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	725	768,500
CCOH Safari LLC, Gtd. Notes(d)	5.500%	12/01/22	8,400	8,494,500
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	4,600	4,628,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	5.125%	12/15/21	8,175	7,888,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	6,100	5,886,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	6,025	6,250,937
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	1,600	1,774,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	875	992,031
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,075	3,179,166
DISH DBS Corp., Gtd. Notes, 144A	5.875%	11/15/24	4,025	4,055,188
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	3,700	3,690,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	5.500%	08/01/23	12,750	12,558,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	4,600	4,881,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	8,683	8,900,075
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125%	01/15/25	2,875	3,007,969
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	4,275	4,408,594

				110,756,981

Capital Goods — 7.5%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	5,025	5,276,250
AECOM Technology Corp., Gtd. Notes, 144A	5.875%	10/15/24	8,025	8,486,437
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/2014)(b)(c)	7.000%	02/01/21	2,000	1,810,000

Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	8,700	9,330,750
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	3,800	3,833,250
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $4,296,250; purchased 01/16/2014-07/01/2014)(b)(c)	7.000%	02/01/19	4,150	4,305,625
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $4,650,000; purchased 11/22/2013)(b)(c)	8.500%	12/01/21	4,650	4,650,000
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	4,335	4,855,200
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,756,800
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	4,900	4,949,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/2013)(b)(c)	8.750%	12/15/19	4,000	4,320,000
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	3,027	3,011,865
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	3,410	3,563,450
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	5,275	5,512,375
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22	4,575	4,700,813
General Cable Corp., Gtd. Notes(d)	5.750%	10/01/22	5,487	4,554,210
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	8.250%	12/01/22	6,000	6,135,000
Griffon Corp., Gtd. Notes	5.250%	03/01/22	11,500	10,996,875
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	12,100	12,856,250
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	5,925	6,280,500
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	8,060	7,939,100
Laureate Education, Inc., Gtd. Notes, 144A(d)	9.750%	09/01/19	11,475	11,905,312
Light Tower Rentals, Inc., Sr. Sec’d. Notes, 144A	8.125%	08/01/19	4,375	3,981,250
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%	10/15/22	2,450	2,517,375
Modular Space Corp., Sec’d. Notes, 144A (original cost $3,050,000; purchased 02/19/2014)(b)(c)(d)	10.250%	01/31/19	3,050	3,065,250
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/2013-11/10/2014)(b)(c)	7.875%	05/01/18	7,359	7,616,565
Rexel SA (France), Sr. Unsec’d. Notes, 144A(d)	6.125%	12/15/19	3,100	3,224,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/2014-07/11/2014)(b)(c)(d)	6.375%	05/01/22	12,900	12,642,000
Terex Corp., Gtd. Notes	6.000%	05/15/21	7,625	7,739,375
Terex Corp., Gtd. Notes(d)	6.500%	04/01/20	4,225	4,436,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,070,150; purchased 10/10/2013)(b)(c)	7.500%	02/15/19	4,010	4,090,200
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	4,775	4,954,063
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	2,700	2,855,250
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	2,400	2,592,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	13,080	14,453,400
United Rentals North America, Inc., Gtd. Notes(d)	8.375%	09/15/20	3,175	3,413,125
United Rentals North America, Inc., Sr. Unsec’d. Notes(d)	8.250%	02/01/21	6,921	7,526,588
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	9.750%	02/01/19	8,100	8,464,500
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	10,575	10,786,500

				241,386,753

Chemicals — 3.2%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A(d)	7.375%	05/01/21	8,300	8,964,000
Axiall Corp., Gtd. Notes(d)	4.875%	05/15/23	2,100	2,031,750
Chemtura Corp., Gtd. Notes(d)	5.750%	07/15/21	6,435	6,370,650
Eagle Spinco, Inc., Gtd. Notes(d)	4.625%	02/15/21	2,675	2,628,188
Hexion U.S. Finance Corp., Sec’d. Notes(d)	9.000%	11/15/20	24,280	19,788,200

Hexion U.S. Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	11,475	11,102,063
Hexion U.S. Finance Corp., Sr. Sec’d. Notes(d)	8.875%	02/01/18	6,750	6,378,750
Huntsman International LLC, Gtd. Notes, 144A	5.125%	11/15/22	5,075	5,075,000
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	5,759	6,006,637
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	6,450	6,192,000
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	6,581	7,214,421
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $13,202,313; purchased 12/11/2012-10/21/2014)(b)(c)(d)	8.750%	12/15/20	12,725	13,202,187
Tronox Finance LLC, Gtd. Notes(d)	6.375%	08/15/20	6,380	6,539,500

				101,493,346

Consumer — 1.7%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/2012)(b)(c)	6.875%	06/15/19	3,100	3,239,500
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	5,970	5,492,400
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $2,788,688; purchased 05/13/2014)(b)(c)	8.875%	08/01/18	2,675	2,581,375
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,825	5,752,187
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	2,300	2,254,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	975	1,006,688
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,775	9,038,250
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	2,225	2,419,688
Spectrum Brands Escrow Corp., Gtd. Notes	6.375%	11/15/20	4,125	4,362,187
Springs Industries, Inc., Sr. Sec’d. Notes(d)	6.250%	06/01/21	3,150	3,079,125
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(d)	7.750%	03/15/21	8,161	6,896,045
Visant Corp., Gtd. Notes	10.000%	10/01/17	1,370	1,226,150
West Corp., Gtd. Notes, 144A(d)	5.375%	07/15/22	6,025	5,753,875

				53,101,470

Electric — 6.6%
AES Corp. (The), Sr. Unsec’d. Notes(d)	4.875%	05/15/23	2,375	2,375,000
AES Corp. (The), Sr. Unsec’d. Notes(d)	5.500%	03/15/24	2,375	2,422,500
AES Corp. (The), Sr. Unsec’d. Notes(d)	7.375%	07/01/21	7,950	9,102,750
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	1,250	1,418,750
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	06/01/20	2,955	3,435,188
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	1,475	1,574,563
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	7.875%	01/15/23	3,239	3,587,193
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23	12,025	12,190,344
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%	01/15/25	7,375	7,504,062
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	3,275	3,356,875
Covanta Holding Corp., Sr. Unsec’d. Notes(d)	6.375%	10/01/22	3,500	3,718,750
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,850	3,028,125
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	787	834,220
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250%	10/15/21	16,230	17,122,650
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	4,275	4,403,250
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22	30,275	31,864,437
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.625%	11/01/24	15,685	16,586,887
Dynegy, Inc., Gtd. Notes(d)	5.875%	06/01/23	7,925	7,786,312
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%	10/01/21	1,000	935,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%	10/15/18	3,375	3,510,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	9,975	10,324,125

InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,634,547; purchased 06/07/2013)(b)(c)	7.000%	06/30/23	3,700	3,561,250
Mirant Corp., Bonds, 144A(b)(e)	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	5,195	5,584,998
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	9,167	9,419,092
NRG Energy, Inc., Gtd. Notes(d)	7.625%	01/15/18	6,650	7,364,875
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	6,100	6,603,250
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	4,125	4,424,063
NRG Energy, Inc., Gtd. Notes, 144A(d)	6.250%	05/01/24	12,375	12,653,437
NRG REMA LLC, Pass-Through Certificates, Series B (original cost $1,683,943; purchased 04/01/2011-07/26/2012)(b)(c)	9.237%	07/02/17	1,572	1,666,023
NRG REMA LLC, Pass-Through Certificates, Series C	9.681%	07/02/26	6,050	6,534,000
RJS Power Holdings LLC, Gtd. Notes, 144A(d)	5.125%	07/15/19	5,875	5,830,938

				210,725,582

Energy - Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	4,962,500

Energy - Other — 6.1%
Antero Resources Corp., Gtd. Notes, 144A	5.125%	12/01/22	4,225	4,098,250
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%	02/01/23	7,500	6,600,000
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,775	1,686,250
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	4,300	4,343,000
California Resources Corp., Gtd. Notes, 144A(d)	5.500%	09/15/21	4,600	4,128,500
California Resources Corp., Gtd. Notes, 144A(d)	6.000%	11/15/24	5,800	5,172,875
CGG SA (France), Gtd. Notes(d)	6.500%	06/01/21	2,200	1,958,000
CGG SA (France), Gtd. Notes(d)	6.875%	01/15/22	2,415	2,149,350
CGG SA (France), Gtd. Notes(d)	7.750%	05/15/17	696	689,040
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%	08/15/22	5,875	5,346,250
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	5,875	5,786,875
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	500	516,250
Denbury Resources, Inc., Gtd. Notes	6.375%	08/15/21	3,010	3,025,050
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A(d)	6.875%	03/15/24	3,825	2,868,750
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes	9.375%	05/01/20	5,790	6,325,575
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes(d)	6.875%	05/01/19	1,725	1,798,313
Halcon Resources Corp., Gtd. Notes	9.250%	02/15/22	2,825	2,231,750
Halcon Resources Corp., Gtd. Notes	9.750%	07/15/20	11,000	8,415,000
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500%	10/01/21	2,225	1,145,875
Hercules Offshore, Inc., Gtd. Notes, 144A(d)	8.750%	07/15/21	1,300	598,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,817,750; purchased 03/19/2013)(b)(c)	7.625%	04/15/21	2,550	2,652,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/2013)(b)(c)	8.000%	02/15/20	1,500	1,560,000
Hornbeck Offshore Services, Inc., Gtd. Notes(d)	5.875%	04/01/20	5,400	4,752,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	8.500%	10/01/22	6,350	5,492,750
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes(d)	6.500%	09/15/21	2,500	2,162,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	8,425	7,751,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	4,050	3,675,375
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%	07/01/22	5,200	4,940,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes	9.250%	06/01/21	625	518,750

Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	1,500	1,586,250
Newfield Exploration Co., Sr. Unsec’d. Notes(d)	5.750%	01/30/22	1,906	2,044,185
Oasis Petroleum, Inc., Gtd. Notes(d)	6.875%	03/15/22	5,100	4,794,000
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	2,100	1,638,000
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	2,000	1,680,000
PHI, Inc., Gtd. Notes	5.250%	03/15/19	3,525	3,260,625
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	2,375	1,923,750
Plains Exploration & Production Co., Gtd. Notes	6.625%	05/01/21	646	706,563
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,875	1,781,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,000	1,940,000
QEP Resources, Inc., Sr. Unsec’d. Notes(d)	5.250%	05/01/23	5,675	5,334,500
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	2,185,000
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	2,014	2,079,455
Range Resources Corp., Gtd. Notes(d)	5.000%	03/15/23	2,625	2,610,234
Range Resources Corp., Gtd. Notes	5.750%	06/01/21	2,075	2,178,750
Samson Investment Co., Gtd. Notes	9.750%	02/15/20	14,255	8,232,262
Sanchez Energy Corp., Gtd. Notes(d)	7.750%	06/15/21	4,925	4,851,125
Sanchez Energy Corp., Gtd. Notes, 144A(d)	6.125%	01/15/23	1,420	1,278,000
SESI LLC, Gtd. Notes	6.375%	05/01/19	3,050	3,179,625
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A	6.500%	07/15/22	2,300	1,759,500
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750%	07/15/22	5,895	4,804,425
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	7,150	6,292,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%	12/15/18	425	412,781
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	7,305	7,117,846
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	4,380	4,423,800
WPX Energy, Inc., Sr. Unsec’d. Notes(d)	6.000%	01/15/22	14,063	14,326,681

				194,807,935

Foods — 3.8%
Anna Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(d)	7.750%	10/01/22	5,975	6,124,375
ARAMARK Services, Inc., Gtd. Notes(d)	5.750%	03/15/20	2,800	2,891,000
B&G Foods, Inc., Gtd. Notes(d)	4.625%	06/01/21	4,200	4,042,500
CEC Entertainment, Inc., Gtd. Notes, 144A(d)	8.000%	02/15/22	11,650	11,300,500
Crestview DS Merger Sub II, Inc., Sec’d. Notes	10.000%	09/01/21	6,175	7,286,500
Darling Ingredients, Inc., Gtd. Notes(d)	5.375%	01/15/22	4,950	4,999,500
Del Monte Corp., Gtd. Notes	7.625%	02/15/19	2,610	2,556,169
HJ Heinz Co., Sec’d. Notes(d)	4.250%	10/15/20	1,115	1,129,049
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	4,825	4,927,290
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,448,688; purchased 06/11/2014-07/10/2014)(b)(c)(d)	5.875%	07/15/24	6,450	6,530,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $7,892,375; purchased 09/13/2013-10/15/2013)(b)(c)	7.250%	06/01/21	7,900	8,393,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/2011-11/16/2011)(b)(c)	7.250%	06/01/21	3,675	3,904,687
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,988,069; purchased 04/19/2012-11/29/2012)(b)(c)	9.375%	05/01/20	8,790	9,350,362
Post Holdings, Inc., Gtd. Notes(d)	7.375%	02/15/22	7,600	7,676,000
Post Holdings, Inc., Gtd. Notes, 144A(d)	6.000%	12/15/22	325	306,313
Post Holdings, Inc., Gtd. Notes, 144A(d)	6.750%	12/01/21	3,375	3,315,938
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	5,275	4,642,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	4,450	4,817,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	1,450	1,493,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(d)	5.875%	08/01/21	4,234	4,488,040
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	2,750	2,729,375
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	5,375	5,536,250
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	2,850	2,907,000

Wok Acquisition Corp., Gtd. Notes, 144A(d)	10.250%	06/30/20	9,871	9,945,032

				121,292,880

Gaming — 6.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	9,825	9,530,250
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	4,540	4,823,750
Boyd Gaming Corp., Gtd. Notes(d)	9.125%	12/01/18	8,850	9,248,250
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	9.000%	02/15/20	2,250	1,788,750
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%	06/01/17	11,315	9,052,000
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	6,883	6,745,340
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/2012-05/21/2014)(b)(c)	9.125%	05/01/19	13,700	14,727,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.875%	11/01/20	2,925	2,976,188
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(d)	8.500%	12/01/21	11,725	11,607,750
Isle of Capri Casinos, Inc., Gtd. Notes(d)	7.750%	03/15/19	8,875	9,296,562
Isle of Capri Casinos, Inc., Gtd. Notes(d)	8.875%	06/15/20	3,175	3,357,563
MCE Finance Ltd. (Hong Kong), Gtd. Notes, 144A(d)	5.000%	02/15/21	6,359	6,136,435
MGM Resorts International, Gtd. Notes(d)	6.000%	03/15/23	5,925	6,013,875
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21	13,725	14,651,437
MGM Resorts International, Gtd. Notes(d)	6.750%	10/01/20	1,404	1,512,810
MGM Resorts International, Gtd. Notes(d)	7.625%	01/15/17	6,208	6,704,640
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	2,600	2,970,500
MTR Gaming Group, Inc., Sec’d. Notes(d)	11.500%	08/01/19	9,181	10,076,062
Penn National Gaming, Inc., Sr. Unsec’d. Notes(d)	5.875%	11/01/21	12,920	12,177,100
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	4,878	5,085,315
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	750	793,125
Pinnacle Entertainment, Inc., Gtd. Notes(d)	7.750%	04/01/22	5,811	6,246,825
Scientific Games International, Inc., Gtd. Notes(d)	6.250%	09/01/20	4,250	3,102,500
Scientific Games International, Inc., Gtd. Notes, 144A	6.625%	05/15/21	4,250	3,060,000
Scientific Games International, Inc., Sec’d. Notes, 144A(d)	7.000%	01/01/22	4,425	4,452,656
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(d)	10.000%	12/01/22	22,275	20,827,125
Station Casinos LLC, Gtd. Notes(d)	7.500%	03/01/21	8,840	9,326,200
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	12,500	11,812,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	4,250	4,154,375

				212,257,383

Healthcare & Pharmaceutical — 7.3%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,984,800
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,003	4,563,420
Amsurg Corp., Gtd. Notes, 144A(d)	5.625%	07/15/22	3,525	3,613,125
Biomet, Inc., Gtd. Notes(d)	6.500%	08/01/20	7,500	8,029,650
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	8,500	8,865,670
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	6,475	6,555,937
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,275	2,272,156
CHS/Community Health Systems, Inc., Gtd. Notes(d)	6.875%	02/01/22	8,700	9,211,125
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	16,725	17,895,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	3,925	3,983,875
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	11,375	12,043,281
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(d)	6.625%	05/15/22	20,525	19,139,562
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	8,170	9,007,425
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	2,525	2,581,813

Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A(d)	5.250%	04/01/22	4,450	4,583,500
HCA Holdings, Inc., Sr. Unsec’d. Notes(d)	6.250%	02/15/21	1,250	1,325,000
HCA, Inc., Gtd. Notes(d)	5.875%	05/01/23	8,825	9,321,406
HCA, Inc., Gtd. Notes	7.190%	11/15/15	3,537	3,687,323
HCA, Inc., Gtd. Notes	7.500%	11/15/95	2,700	2,619,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18	14,714	16,884,315
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,400	2,430,000
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,271	1,359,970
Kindred Healthcare, Inc., Gtd. Notes, 144A(d)	6.375%	04/15/22	3,550	3,425,750
LifePoint Hospitals, Inc., Gtd. Notes(d)	5.500%	12/01/21	4,200	4,357,500
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750%	04/15/23	5,225	4,963,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(d)	5.750%	08/01/22	125	127,813
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,850	6,091,312
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	4,550	4,834,375
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	6,450	6,579,000
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/2011)(b)(c)	8.000%	03/15/18	150	157,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	3,150	3,079,125
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.500%	04/01/21	2,800	2,751,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.750%	06/01/20	3,425	3,467,813
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	6.000%	10/01/20	1,625	1,728,594
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	6.750%	02/01/20	4,825	5,054,188
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.125%	04/01/22	7,365	8,230,387
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(d)	5.000%	03/01/19	3,475	3,422,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.625%	12/01/21	1,900	1,919,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.375%	10/15/20	5,640	5,851,556
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.875%	12/01/18	8,075	8,367,719
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	7.000%	10/01/20	1,725	1,811,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,975	4,293,000

				233,471,985

Lodging — 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%	10/15/21	13,325	13,991,250
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	3,025	3,395,563
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,734,250; purchased 07/17/2014)(b)(c)	8.500%	10/15/22	6,150	6,749,625

				24,136,438

Media & Entertainment — 3.2%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	10,550	11,684,125
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,645	2,876,437
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,000	2,198,750
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	4,750	5,040,937
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(d)	5.625%	02/15/24	3,275	3,377,344
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	2,825	2,839,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	2,225	2,219,438
Cinemark USA, Inc., Gtd. Notes(d)	5.125%	12/15/22	5,775	5,659,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	3,069	3,183,474

Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%	11/15/22	3,074	3,204,645
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	7.625%	03/15/20	2,275	2,354,625
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	3,425	3,780,344
Gannett Co., Inc., Gtd. Notes, 144A(d)	5.500%	09/15/24	2,250	2,280,938
Gray Television, Inc., Gtd. Notes(d)	7.500%	10/01/20	7,300	7,555,500
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,205,000
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,947,500
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,500	2,506,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	6,800	7,633,000
Mood Media Corp. (Canada), Gtd. Notes, 144A(d)	9.250%	10/15/20	3,825	3,193,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/2013)(b)(c)	5.000%	08/01/18	2,400	2,484,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,075	4,085,187
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(d)	5.000%	04/15/22	2,925	2,946,937
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	6.000%	04/01/24	3,350	3,366,750
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	6.500%	11/15/23	2,650	2,742,750
Sinclair Television Group, Inc., Gtd. Notes(d)	5.375%	04/01/21	5,050	5,062,625
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(d)	6.125%	10/01/22	3,775	3,888,250
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	980	1,011,850

				101,329,156

Metals — 3.1%
AK Steel Corp., Gtd. Notes(d)	7.625%	05/15/20	4,750	4,512,500
AK Steel Corp., Gtd. Notes(d)	7.625%	10/01/21	5,100	4,806,750
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	105	111,825
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.000%	03/01/21	6,700	7,043,375
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	6,100	6,466,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%	02/25/22	9,735	10,580,728
Arch Coal, Inc., Gtd. Notes	7.250%	10/01/20	1,155	502,425
Arch Coal, Inc., Gtd. Notes(d)	9.875%	06/15/19	2,475	1,089,000
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,330,000
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $3,739,250; purchased 07/09/2013-07/30/2013)(b)(c)(d)	9.000%	06/01/18	4,100	3,526,000
CONSOL Energy, Inc., Gtd. Notes, 144A	5.875%	04/15/22	6,450	6,433,875
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	5,270	5,217,300
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%	02/15/20	6,352	6,097,920
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	7.000%	02/15/21	7,102	6,888,940
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	7.250%	05/15/22	3,650	3,522,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%	04/01/17	4,750	4,512,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.875%	02/01/18	1,196	1,123,822
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	8.250%	11/01/19	822	760,350
Graftech International Ltd., Gtd. Notes(d)	6.375%	11/15/20	2,600	2,418,000
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,997,280; purchased 11/04/2014-11/26/2014)(b)(c)(d)	8.250%	03/15/18	4,914	4,926,285
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	4,445	4,467,225
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.250%	11/15/22	4,550	4,413,500
Peabody Energy Corp., Gtd. Notes(d)	6.000%	11/15/18	3,835	3,652,837
Peabody Energy Corp., Gtd. Notes(d)	6.250%	11/15/21	1,275	1,195,313
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	3,425	3,592,825

				99,191,545

Non-Captive Finance — 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,625	1,616,875
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	3,882	3,930,525
Aston Escrow Corp., Sr. Sec’d. Notes, 144A (original cost $18,125,000; purchased 07/22/2014)(b)(c)	9.500%		08/15/21	18,125	16,901,562
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	700	729,750
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22	24,375	25,136,719
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	5,900	6,218,600
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	1,000	1,062,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,725	1,828,500
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%		05/01/19	25	17,625
ILFC E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,275	4,168,125
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	375	425,625
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	7,065	7,122,403
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	1,350	1,474,875
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	8.250%		12/15/20	1,150	1,394,375
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,891,000
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	1,100	1,258,125
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,492,500
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,538,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,700	1,918,875
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	2,500	2,825,000
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,825	10,144,313
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,150	1,311,000

					95,406,872

Packaging — 3.3%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(d)	8.625%		06/15/19	8,150	8,394,500
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(d)	9.125%		10/15/20	6,950	7,488,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.000%		06/30/21	1,725	1,707,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.250%		01/31/19	6,175	6,190,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.750%		01/31/21	3,835	3,911,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	1,365	1,463,963
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%		11/15/20	993	1,010,018
Berry Plastics Corp., Sec’d. Notes(d)	9.750%		01/15/21	4,975	5,547,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000%		06/15/17	5,310	5,296,725
Exopack Holdings SA, Gtd. Notes, 144A	7.875%		11/01/19	7,375	7,651,562
Greif, Inc., Sr. Unsec’d. Notes	6.750%		02/01/17	3,200	3,440,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,200,000; purchased 09/25/2013)(b)(c)	6.500%		10/01/21	3,200	3,216,000
Reynolds Group Issuer, Inc., Gtd. Notes	9.875%		08/15/19	12,985	13,991,337
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	5.750%		10/15/20	6,800	6,995,500
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	6.875%		02/15/21	725	765,781
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(d)	7.875%		08/15/19	6,500	6,922,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	10,100	10,529,250
Sealed Air Corp., Gtd. Notes, 144A(d)	5.250%	04/01/23	3,575	3,655,438
Sealed Air Corp., Gtd. Notes, 144A(d)	6.500%	12/01/20	1,425	1,567,500
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	3,875	4,359,375
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	4.875%	12/01/22	3,225	3,212,906

				107,317,993

Paper — 0.3%
Domtar Corp., Gtd. Notes	10.750%	06/01/17	800	953,010
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,900	5,034,750
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	7.500%	11/20/25	100	116,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(d)	9.000%	12/15/19	4,225	4,225,000

				10,328,760

Pipelines & Other — 2.9%
AmeriGas Finance LLC, Gtd. Notes(d)	7.000%	05/20/22	6,175	6,514,625
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,147	1,181,410
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp, Gtd. Notes	6.000%	12/15/20	2,750	2,736,250
El Paso Corp., Sr. Unsec’d. Notes, GMTN	7.800%	08/01/31	750	939,914
El Paso Corp., Sr. Unsec’d. Notes, GMTN	8.050%	10/15/30	110	137,860
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	3,650	4,188,375
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,275	4,232,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(d)	6.750%	01/15/22	5,064	5,038,680
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	2,805	2,917,200
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	2,325	2,307,563
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A	5.000%	02/15/21	2,855	3,047,712
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(d)	5.625%	11/15/23	5,875	6,440,469
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,400	3,400,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	5,300	5,459,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,691,750; purchased 02/25/2014)(b)(c)(d)	3.900%	04/15/15	1,675	1,681,281
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/2014-02/25/2014)(b)(c)	5.625%	04/15/20	3,725	3,855,375
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,569,688; purchased 01/10/2013-06/13/2013)(b)(c)	6.000%	01/15/19	8,625	9,056,250
Southern Natural Gas Co., Sr. Unsec’d. Notes	8.000%	03/01/32	29	37,898
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,553,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,224	2,346,320
Targa Resources Partners LP, Gtd. Notes	4.250%	11/15/23	4,500	4,297,500
Targa Resources Partners LP, Gtd. Notes	6.875%	02/01/21	7,668	8,108,910
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,689,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,050	3,111,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%	10/15/22	5,325	5,431,500

				94,710,342

Real Estate Investment Trusts (REITs) — 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	15,225	15,986,250
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21	2,225	2,269,500
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	3,000	3,247,500
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	3,450	3,579,375
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	2,180	2,174,550
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,406,000
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%	10/15/22	800	850,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	2,800	2,779,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	4,825	4,921,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	2,975	3,108,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,318,166

				48,640,716

Retailers — 3.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,325	4,616,937
Burger King Worldwide Funds (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	7,125	7,303,125
Claire’s Stores, Inc., Gtd. Notes, 144A(d)	7.750%	06/01/20	2,350	1,551,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	3,675	3,408,563
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	8,225	8,307,250
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	2,150	2,166,125
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	10,025	10,552,315
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,216,335; purchased 06/06/2013-01/03/2014)(b)(c)(d)	9.250%	06/15/21	9,050	9,706,125
Hot Topic, Inc., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	1,075	1,112,625
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	7,375	7,946,562
L Brands, Inc., Gtd. Notes(d)	5.625%	10/15/23	3,575	3,887,813
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(d)	7.000%	07/01/22	6,325	6,498,937
Michaels FinCo Holdings LLC/Michaels FinCo., Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	7.500%	08/01/18	1,712	1,746,240
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	1,975	2,088,563
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(d)	8.000%	10/15/21	11,183	11,909,895
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	17,768	18,745,240
PVH Corp., Sr. Unsec’d. Notes(d)	4.500%	12/15/22	2,900	2,885,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(d)	8.500%	12/01/17	3,480	3,462,600

				107,895,415

Technology — 11.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,225	1,332,188
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	6,500	6,012,500
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(d)	6.750%	11/15/20	3,755	3,895,813
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	4,125	4,640,625
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	5,420	5,379,350
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	13,350	13,850,625
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	21,340	18,619,150
Avaya, Inc., Sr. Sec’d. Notes, 144A(d)	7.000%	04/01/19	2,160	2,111,400
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(d)	8.125%	07/15/21	17,048	15,982,500
BMC Software, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	9.000%	10/15/19	17,200	14,620,000
Brightstar Corp., Gtd. Notes, 144A (original cost $5,379,588; purchased 11/23/2010-06/13/2012)(b)(c)	9.500%	12/01/16	5,305	5,582,876
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/2013-08/09/2013)(b)(c)	7.250%	08/01/18	9,675	10,424,812

CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	16,050	16,009,875
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	8,827	9,367,654
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,525,000; purchased 03/21/2013)(b)(c)(d)	11.000%	03/15/21	2,525	2,815,375
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	6.625%	06/01/20	21,940	22,872,450
CommScope, Inc., Gtd. Notes, 144A(d)	5.500%	06/15/24	3,925	3,905,375
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	2,300	2,415,000
First Data Corp., Gtd. Notes	10.625%	06/15/21	8,437	9,618,180
First Data Corp., Gtd. Notes	11.250%	01/15/21	6,787	7,737,180
First Data Corp., Gtd. Notes	11.750%	08/15/21	24,409	28,253,417
First Data Corp., Gtd. Notes	12.625%	01/15/21	13,967	16,620,730
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A	14.500%	09/24/19	2,207	2,328,599
Freescale Semiconductor, Inc., Gtd. Notes	8.050%	02/01/20	307	326,188
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(d)	6.000%	01/15/22	6,320	6,525,400
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	8,830	8,874,150
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(d)	7.125%	05/01/21	2,095	2,089,763
Iron Mountain, Inc., Gtd. Notes(d)	6.000%	08/15/23	7,450	7,803,875
NCR Corp., Gtd. Notes	5.875%	12/15/21	750	765,000
Nortel Networks Ltd. (Canada), Gtd. Notes(f)	5.344%	07/15/11	3,000	3,127,500
Nortel Networks Ltd. (Canada), Gtd. Notes(f)	10.125%	07/15/13	5,600	6,244,000
Nortel Networks Ltd. (Canada), Gtd. Notes(b)(e)	10.750%	07/15/16	7,790	8,802,700
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	11,130	11,213,475
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	5,335	5,641,762
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(d)	5.750%	03/15/23	4,135	4,393,438
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	4.875%	10/15/23	6,075	6,059,812
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	6.500%	05/15/19	4,733	4,969,650
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	10,115	10,873,625
Sungard Availability Services Capital, Inc., Gtd. Notes, 144A(d)	8.750%	04/01/22	4,950	3,366,000
SunGard Data Systems, Inc., Gtd. Notes(d)	6.625%	11/01/19	7,365	7,512,300
SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18	246	255,840
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	5,770	6,029,650
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%	06/15/18	6,325	6,562,187
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	12,300	12,607,500
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A	7.250%	10/15/22	6,825	7,294,219

				355,733,708

Telecommunications — 4.9%
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,520	1,649,200
CenturyLink, Inc., Sr. Unsec’d. Notes(d)	6.750%	12/01/23	1,309	1,452,990
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	4,723,500
Crown Castle International Corp., Sr. Unsec’d. Notes(d)	5.250%	01/15/23	4,273	4,347,777
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	4,100	4,007,750
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	5,740,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	6,640	7,553,000
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	6.250%	09/15/21	1,475	1,506,418
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,981	2,070,145
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.500%	04/15/20	450	515,250
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.750%	04/15/22	3,750	4,312,500
Level 3 Financing, Inc., Gtd. Notes(d)	7.000%	06/01/20	3,500	3,740,625
Level 3 Financing, Inc., Gtd. Notes(d)	8.125%	07/01/19	1,125	1,198,125
Level 3 Financing, Inc., Gtd. Notes	8.625%	07/15/20	3,950	4,295,625
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/15/22	2,700	2,625,750

Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	17,010	15,946,875
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	10,960	11,316,200
Sprint Communications, Inc., Gtd. Notes, 144A(d)	7.000%	03/01/20	1,575	1,733,484
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,265	2,621,738
Sprint Communications, Inc., Sr. Unsec’d. Notes(d)	6.000%	11/15/22	3,525	3,392,813
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,325	2,383,125
Sprint Corp., Gtd. Notes	7.125%	06/15/24	7,990	7,900,112
Sprint Corp., Gtd. Notes	7.875%	09/15/23	9,595	10,050,762
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,485,625
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	700	726,250
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,077,000
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	7,400	7,548,000
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A	7.375%	04/23/21	13,800	13,282,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	3,300	3,415,500
Windstream Holdings, Inc., Gtd. Notes(d)	6.375%	08/01/23	6,725	6,489,625
Windstream Holdings, Inc., Gtd. Notes(d)	7.500%	06/01/22	900	924,750
Windstream Holdings, Inc., Gtd. Notes(d)	7.500%	04/01/23	3,405	3,464,587
Windstream Holdings, Inc., Gtd. Notes(d)	7.750%	10/15/20	1,325	1,390,588

				155,888,189

Tobacco — 0.2%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	6,650	7,132,125

Transportation Services — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	3,075	3,367,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,900	6,813,750
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,275	1,287,750
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	3,740	3,861,550
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,432,750; purchased 12/07/2012-12/12/2013)(b)(c)	8.375%	12/15/18	9,230	9,599,200
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	5,886,500

				30,815,875

TOTAL CORPORATE BONDS (cost $3,001,221,496)				3,019,604,043

			Shares
COMMON STOCKS
Adelphia Recovery Trust*(b)			2,000,000	2,000
DEX Media, Inc.*(d)			29,840	255,430
Newell Recovery LLC (original cost $23,194; purchased 08/22/2012)*(b)(c)			100	250
Newell Recycling Southeast LLC (original cost $23,194; purchased 08/22/2012)*(b)(c)			100	250
WKI Holding Co., Inc.*(b)			6,031	147,760

TOTAL COMMON STOCKS (cost $19,258,676)				405,690

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%(a)			153,000	4,074,390
Goldman Sachs Group, Inc. (The) (fixed to floating preferred), 6.375%(a)			87,000	2,239,380

				6,313,770

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/1998)*(b)(c)	2,000	108,000
Cable
Adelphia Communications Corp. (Class A Stock)*(b)(e)	20,000	20

TOTAL PREFERRED STOCKS (cost $6,018,416)		6,421,790

	Units
WARRANTS*(g)
Chemicals
Hercules, Inc., expiring 03/31/2029	230	10,674
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/2017 (original cost $0; purchased 07/06/2011)(b)(c)	6,854	69
Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/2015	6,958	85,583

TOTAL WARRANTS (cost $41,261)		96,326

TOTAL LONG-TERM INVESTMENTS (cost $3,094,845,923)		3,095,332,765

	Shares
SHORT-TERM INVESTMENTS — 21.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund (cost $456,314)(h)	46,947	438,481
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $696,197,831; includes $612,039,031 of cash collateral for securities on loan)(h)(i)	696,197,831	696,197,831

TOTAL SHORT-TERM INVESTMENTS (cost $696,654,145)		696,636,312

TOTAL INVESTMENTS — 118.5% (cost $3,791,500,068)(j)		3,791,969,077
Liabilities in excess of other assets(k) — (18.5)%		(590,837,761)

NET ASSETS — 100.0%		$3,201,131,316

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $224,980,402. The aggregate value of $226,732,308, is approximately 7.1% of net assets.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $619,572,551; cash collateral of $612,039,031 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In addition, as of November 30, 2014, $22,552,189 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(g)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2014.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$3,801,269,707

Appreciation	84,041,402
Depreciation	(93,342,032)

Net Unrealized Depreciation	$(9,300,630)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at November 30, 2014(3)	Value at Trade Date	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.21	12/20/18	5.000%	58,410	$4,796,685	$4,471,687	$324,998
CDX.NA.HY.23	12/20/19	5.000%	100,000	7,341,919	6,903,571	438,348

				$12,138,604	$11,375,258	$763,346

Cash of $7,830,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded credit default swap agreements at November 30, 2014.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at November 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	1,850	0.561%	$101,346	$—	$101,346	Goldman Sachs & Co.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,838,309	$—
Bank Loans	—	53,095,807	10,870,800
Corporate Bonds	—	3,005,816,347	13,787,696
Common Stocks	255,430	—	150,260
Preferred Stocks	6,313,770	—	108,020
Warrants	85,583	10,674	69
Affiliated Mutual Funds	696,636,312	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	864,692	—

Total	$703,291,095	$3,064,625,829	$24,916,845

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/14	$2,739,275	$8,274,986	$223,199	$108,020	$69
Realized gain (loss)	(9,689)	—	—	—	—
Change in unrealized appreciation (depreciation)**	(299,545)	(52,805)	(72,939)	—	—
Purchases	—	—	—	—	—
Sales	9,689	—	—	—	—
Accrued discount/ premium	(3,024)	—	—	—	—
Transfers into Level 3	8,434,094	5,565,515	—	—	—
Transfers out of Level 3	—			—	—

Balance as of 11/30/14	$10,870,800	$13,787,696	$150,260	$108,020	$69

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(424,826) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond and 2 Bank Loans transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.3%
BANK LOANS(a) — 2.7%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)	4.840%	08/13/21	EUR	3,000	$3,683,739
Materis Paints SA (France)	4.815%	08/13/21	EUR	3,000	3,686,071

					7,369,810

Capital Goods — 0.3%
CPM Acquisition Corp.	6.250%	08/29/17		3,995	3,974,757

Chemicals — 0.4%
Axalta Coating Systems US Holdings	3.750%	02/01/20		2,378	2,345,618
Colouroz Investment 2 LLC	4.750%	09/07/21		3,989	3,965,732

					6,311,350

Energy - Other — 0.3%
Samson Investment Co.	5.000%	09/25/18		4,500	4,093,124

Foods — 0.6%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,000	4,774,872
Jacobs Douwe Egberts (Netherlands)	4.250%	07/23/21	EUR	2,900	3,581,232

					8,356,104

Gaming
MGM Resorts International	3.500%	12/20/19		491	484,291

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc.	6.500%	12/29/17		44	44,071

Technology — 0.6%
Kronos, Inc.	9.750%	04/30/20		3,543	3,649,616
Sungard Availability Services Capital, Inc.	6.000%	03/29/19		4,975	4,430,859

					8,080,475

TOTAL BANK LOANS (cost $41,193,948)					38,713,982

CORPORATE BONDS — 96.6%
Aerospace & Defense — 2.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19		6,650	6,783,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18		6,300	6,966,225
Ducommun, Inc., Gtd. Notes	9.750%	07/15/18		8,113	8,782,322
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20		2,727	2,870,168
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	8.250%	10/15/18		9,660	9,780,750

					35,182,465

Automotive — 2.2%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%	05/15/19		5,400	5,670,000
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19		1,750	1,776,250
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		1,900	2,147,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%	06/15/19		3,450	3,657,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%	06/15/21		4,500	5,017,500
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19		2,125	2,162,188
Lear Corp., Gtd. Notes	8.125%	03/15/20		2,069	2,172,450
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%	11/15/19		2,350	2,458,687
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18		6,425	6,722,156

					31,783,231

Building Materials & Construction — 5.4%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%	06/15/19	2,925	2,808,000
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	12,171	12,749,122
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,819,813; purchased 04/24/14-09/17/14)(c)(d)	6.750%	05/01/21	4,450	4,789,313
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	4,000	4,440,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%	06/15/18	2,500	2,775,000
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	2,018	2,043,225
D.R. Horton, Inc., Gtd. Notes	5.625%	01/15/16	250	258,125
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	100	106,375
KB Home, Gtd. Notes	4.750%	05/15/19	5,564	5,536,180
Lennar Corp., Gtd. Notes	4.500%	06/15/19	4,200	4,200,000
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	8,647	9,846,771
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	150	171,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	4,500	4,815,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	500	503,750
Toll Brothers Finance Corp., Gtd. Notes	8.910%	10/15/17	1,500	1,747,500
U.S. Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	8,450	9,041,500
USG Corp., Gtd. Notes, 144A	8.375%	10/15/18	1,068	1,118,730
USG Corp., Sr. Unsec’d. Notes	6.300%	11/15/16	3,725	3,911,250
Weyerhaeuser Real Estate Co., Sr. Unsec’d. Notes, 144A	4.375%	06/15/19	5,750	5,692,500

				76,554,091

Cable — 5.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	5,500	6,105,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	6,550	7,417,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	8,115	8,449,744
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17	17,898	18,636,292
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	8,300	8,798,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	4,218	4,782,158
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	4,250	4,818,437
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	250	290,938
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	5,509	6,294,032
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18	291	303,915
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(b)	4.875%	05/15/19	4,675	4,622,406
Ono Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19	7,280	7,753,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	7.500%	03/15/19	2,300	2,420,750
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20	210	219,975

				80,912,722

Capital Goods — 5.3%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,603,250; purchased 01/16/14-02/12/14)(c)(d)	7.000%	02/01/19	1,575	1,634,063
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	2,570	2,878,400
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,997,500; purchased 12/18/13-03/21/14)(c)(d)	8.750%	12/15/19	5,500	5,940,000
CNH America LLC, Gtd. Notes	7.250%	01/15/16	1,000	1,047,500
CNH Capital LLC, Gtd. Notes	3.625%	04/15/18	375	373,125
CNH Capital LLC, Gtd. Notes	3.875%	11/01/15	250	251,875
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	5,595	5,846,775
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	2,752	2,841,440

Hertz Corp. (The), Gtd. Notes	7.500%		10/15/18		5,716	5,930,350
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17		3,150	3,339,000
NCSG Crane & Heavy Haul Services (Canada), Sec’d. Notes, 144A	9.500%		08/15/19		4,375	4,200,000
Polymer Group, Inc., Sr. Sec’d. Notes	7.750%		02/01/19		3,336	3,469,440
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18		9,272	9,347,567
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17		8,831	9,703,061
Terex Corp., Gtd. Notes	6.500%		04/01/20		2,900	3,045,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $10,636,735; purchased 01/31/13-06/30/14)(c)(d)	7.500%		02/15/19		10,083	10,284,660
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21		4,950	5,383,125
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17		150	153,000

						75,668,381

Chemicals — 3.6%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%		05/01/21		2,500	2,700,000
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%		02/01/18		9,050	8,552,250
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $3,459,281; purchased 05/15/14-07/03/14)(c)(d)	7.250%		06/01/19		3,450	3,519,000
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		17,627	18,384,961
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20		17,135	18,784,244

						51,940,455

Consumer — 1.9%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.555	%(a)	11/15/19	GBP	1,050	1,566,307
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%		08/01/18	EUR	100	104,890
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $1,094,625; purchased 05/13/14)(c)(d)	8.875%		08/01/18		1,050	1,013,250
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.750%		09/01/19		6,700	6,951,250
Novalis SAS (France), Sr. Sec’d. Notes, 144A	6.000%		06/15/18	EUR	1,200	1,560,757
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20		6,374	6,756,440
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		7,730	8,676,925

						26,629,819

Electric — 2.3%
AES Corp. (The), Sr. Unsec’d. Notes	3.234	%(a)	06/01/19		2,475	2,462,625
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17		2,150	2,440,250
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		06/01/20		1,475	1,714,688
AES Corp. (The), Sr. Unsec’d. Notes	9.750%		04/15/16		882	970,200
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16		901	955,060
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%		11/01/19		5,650	5,876,000
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%		06/30/17		776	833,847
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18		11,500	12,736,250
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20		4,375	4,692,187
NRG REMA LLC, Pass-Through Certificates (original cost $396,755; purchased 04/03/13-04/24/13)(c)(d)	9.237%		07/02/17		359	380,597

						33,061,704

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21		200	209,500

Energy - Other — 2.2%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, 144A(b)	10.250%		04/08/19		5,500	5,082,220
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%		04/08/19		1,000	924,040
California Resources Corp., Gtd. Notes, 144A	5.000%		01/15/20		1,750	1,575,000
CGG SA (France), Gtd. Notes(b)	7.750%		05/15/17		288	285,120
Energy XXI Gulf Coast, Inc., Gtd. Notes(b)	9.250%		12/15/17		4,075	3,647,125
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes	9.375%		05/01/20		1,000	1,092,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,102,500; purchased 03/15/13-03/18/13)(c)(d)	8.000%		02/15/20		1,000	1,040,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%		12/01/19		5,000	5,375,000
PHI, Inc., Gtd. Notes	5.250%		03/15/19		1,650	1,526,250
SESI LLC, Gtd. Notes	6.375%		05/01/19		6,000	6,255,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	5.500%		10/15/19		3,600	3,663,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18		790	767,288

						31,232,543

Food & Beverage — 3.9%
Aramark Services, Inc., Gtd. Notes(b)	5.750%		03/15/20		1,005	1,037,663
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		1,600	1,792,080
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS	10.500%		08/04/16		1,500	1,665,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $4,865,625; purchased 06/17/14)(c)(d)	7.250%		06/01/21		4,500	4,781,250
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $7,597,875; purchased 05/27/14-08/01/14)(c)(d)	9.375%		05/01/20		6,975	7,419,656
Pilgrim’s Pride Corp., Gtd. Notes	7.875%		12/15/18		5,000	5,202,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		2,825	3,149,875
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		5,725	5,896,750
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.810	%(a)	07/15/20	GBP	5,170	6,545,921
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%		12/15/17		17,787	18,320,610

						55,811,305

Gaming — 6.8%
Boyd Gaming Corp., Gtd. Notes	9.125%		12/01/18		4,300	4,493,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%		06/01/17		5,033	4,026,400
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%		10/01/20		975	955,500
CCM Merger, Inc., Gtd. Notes, 144A (original cost $6,253,325; purchased 09/04/13-05/21/14)(c)(d)	9.125%		05/01/19		5,935	6,380,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%		11/01/18		6,425	6,585,625
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%		12/01/21		2,235	2,212,650
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%		03/15/19		11,003	11,525,643
MGM Resorts International, Gtd. Notes	7.625%		01/15/17		8,070	8,715,600
MGM Resorts International, Gtd. Notes	10.000%		11/01/16		3,400	3,825,000
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%		08/01/19		11,641	12,775,997
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%		11/15/19		2,800	2,821,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%		02/15/18		13,021	13,639,497
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		10,906	11,533,095
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%		05/15/20		6,725	7,153,719

						96,643,351

Healthcare & Pharmaceutical — 9.6%
Biomet, Inc., Gtd. Notes	6.500%		08/01/20		3,000	3,211,860

Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17		4,900	5,110,798
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%		05/15/19		6,525	6,606,562
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		16,674	17,841,180
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18		12,284	13,005,685
Elli Finance UK PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%		06/15/19	GBP	1,950	3,045,923
Emdeon, Inc., Gtd. Notes	11.000%		12/31/19		15,000	16,537,500
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750%		05/15/21		16,972	18,202,470
HCA, Inc., Gtd. Notes	6.500%		02/15/16		250	262,188
HCA, Inc., Gtd. Notes	8.000%		10/01/18		11,358	13,033,305
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19		4,600	4,623,000
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.561	%(a)	12/01/18	GBP	2,000	3,108,404
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		12/01/18	GBP	1,000	1,558,888
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18		14,799	15,409,459
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%		02/15/18	GBP	184	298,354
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18		6,450	6,982,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,000	1,062,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.875%		12/01/18		4,625	4,792,656
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21		1,900	2,052,000

						136,744,857

Lodging — 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(b)	7.250%		03/15/18		3,000	3,367,500

Media & Entertainment — 6.4%
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20		9,250	10,244,375
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21		4,000	4,350,000
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14-08/04/14)(c)(d)	7.500%		08/15/19		4,650	4,684,875
Carmike Cinemas, Inc., Sec’d. Notes	7.375%		05/15/19		3,000	3,183,750
Cinemark USA, Inc., Gtd. Notes	7.375%		06/15/21		2,000	2,137,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%		03/15/20		525	543,375
Crown Media Holdings, Inc., Gtd. Notes	10.500%		07/15/19		1,000	1,096,250
Gannett Co., Inc., Gtd. Notes(b)	7.125%		09/01/18		2,000	2,077,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19		11,592	12,128,130
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20		2,815	2,987,419
LIN Television Corp., Gtd. Notes	8.375%		04/15/18		8,100	8,424,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,183,988; purchased 07/30/13-07/09/14)(c)(d)	5.000%		08/01/18		5,068	5,245,380
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%		07/15/21		3,500	3,692,500
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%		09/15/19		700	722,750
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17		8,410	8,662,300
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $4,277,830; purchased 10/31/14-11/05/14)(c)(d)	6.875%		05/15/19		4,062	4,265,100
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $14,526,683; purchased 06/04/14-10/01/14)(c)(d)	7.875%		11/01/20		13,203	14,242,736
Wave Holdco LLC/Wave Holdco Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		07/15/19		2,650	2,742,750

						91,430,690

Metals — 8.1%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	15,075	16,054,875
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	07/15/18	4,000	4,534,308
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	8,947	9,327,247
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	6,857	7,268,420
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.350%	06/01/19	4,500	5,478,750
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	475,000
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $1,538,750; purchased 05/13/13-07/30/13)(b)(c)(d)	9.000%	06/01/18	1,600	1,376,000
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $9,867,500; purchased 04/01/14-06/30/14)(c)(d)	6.875%	05/01/18	9,250	9,527,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	10/15/19	1,000	1,002,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%	04/01/17	8,925	8,478,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%	02/01/18	3,622	3,404,889
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%	11/01/19	10,500	9,712,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,205,440; purchased 10/07/14-10/28/14)(c)(d)	8.250%	03/15/18	4,144	4,154,360
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	6,900	7,124,250
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,650	1,658,250
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	3,480	3,314,700
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19	8,500	9,073,750
United States Steel Corp., Sr. Unsec’d. Notes	7.000%	02/01/18	1,926	2,094,525
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	10,748	11,274,652

				115,335,226

Non-Captive Finance — 0.8%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/15/18	250	263,500
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	1,725	1,739,016
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	5.875%	04/01/19	1,000	1,075,000
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	1,600	1,830,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	150	169,312
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	5,150	5,819,500

				10,896,328

Packaging — 2.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	7,620	7,696,200
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)	9.125%	10/15/20	1,000	1,077,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	400	401,000
Berry Plastics Corp., Sec’d. Notes	9.750%	01/15/21	3,859	4,302,785
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17	1,625	1,620,938
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,262	4,581,650
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	1,650	1,889,250
Owens-Illinois, Inc., Sr. Unsec’d. Notes	7.800%	05/15/18	4,829	5,408,480
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	2,100	2,142,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	4,125	4,300,312

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19		1,350	1,454,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%	08/15/19		2,725	2,902,125

					37,776,865

Paper — 0.7%
Cascades, Inc. (Canada), Gtd. Notes(b)	7.875%	01/15/20		3,350	3,492,375
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18		4,150	4,264,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19		1,975	1,975,000

					9,731,500

Pipelines & Other — 0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21		1,425	1,467,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13-02/22/13)(c)(d)	6.000%	01/15/19		625	656,250

					2,124,000

Real Estate Investment Trusts — 1.3%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21		2,375	2,422,500
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19		15,335	15,948,400

					18,370,900

Retailers 2.1%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19		8,400	8,967,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	6.125%	03/15/20		50	46,375
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		8,630	8,716,300
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $2,705,188; purchased 12/10/13-01/03/14)(b)(c)(d)	9.250%	06/15/21		2,575	2,761,688
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	6,000	6,919,834
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%	12/01/17		2,000	1,990,000

					29,401,197

Technology — 14.8%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17		9,800	9,873,500
Anixter International, Inc., Gtd. Notes	5.625%	05/01/19		9,300	9,858,000
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21		350	305,375
Brightstar Corp., Gtd. Notes, 144A (original cost $6,256,263; purchased 11/08/12-07/08/14)(c)(d)	9.500%	12/01/16		5,880	6,187,994
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13-12/18/13)(c)(d)	7.250%	08/01/18		5,625	6,060,938
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19		19,493	20,686,946
Ceridian Corp., Sr. Sec’d. Notes, 144A (original cost $800,700; purchased 05/01/13)(c)(d)	8.875%	07/15/19		680	754,800
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		9,540	9,945,450
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21		2,000	2,100,000
First Data Corp., Gtd. Notes	12.625%	01/15/21		24,240	28,845,600
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19		3,450	3,631,125
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%	08/15/20		3,304	3,551,800
Freescale Semiconductor, Inc., Gtd. Notes(b)	8.050%	02/01/20		3,078	3,270,375
Freescale Semiconductor, Inc., Gtd. Notes	10.750%	08/01/20		16,350	17,985,000
iGATE Corp., Gtd. Notes	4.750%	04/15/19		2,325	2,336,625
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	12/15/17		400	402,000
Infor US, Inc., Gtd. Notes	9.375%	04/01/19		15,894	17,190,156

Infor US, Inc., Gtd. Notes	11.500%	07/15/18		10,260	11,311,650
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19		11,170	11,197,925
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%	07/15/16		150	163,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%	03/15/18		2,300	2,656,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%	05/15/19		2,140	2,247,000
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19		1,287	1,312,740
SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18		13,736	14,285,440
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		1,000	1,065,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%	06/15/18		12,491	12,959,412
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18		10,745	11,013,625

					211,198,476

Telecommunications — 7.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		849	893,573
CenturyLink, Inc., Sr. Unsec’d. Notes	6.000%	04/01/17		850	915,875
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19		738	800,730
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		2,000	2,440,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/01/17		3,600	3,676,500
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		6,750	7,678,125
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	300	428,526
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18		1,150	1,293,750
Level 3 Communications, Inc., Sr. Unsec’d. Notes	8.875%	06/01/19		4,542	4,859,940
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%	02/01/19		5,750	6,174,063
Level 3 Financing, Inc., Gtd. Notes	3.826%(a)	01/15/18		1,585	1,593,718
Level 3 Financing, Inc., Gtd. Notes	8.125%	07/01/19		8,885	9,462,525
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		3,050	3,149,125
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		9,715	11,245,112
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16		1,427	1,509,053
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%	08/15/17		7,150	7,891,812
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%	03/01/17		400	446,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		8,900	9,233,750
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18		400	400,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18		5,000	5,587,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		1,000	1,022,240
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	4.082%(a)	07/15/20	EUR	2,000	2,447,490
Windstream Holdings, Inc., Gtd. Notes(b)	7.875%	11/01/17		5,422	5,981,144
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20		1,230	1,383,750
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	8.125%	01/01/20		9,503	10,144,452

					100,658,753

Transportation — 1.0%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $15,210,375; purchased 04/15/14)(c)(d)	8.375%	12/15/18		14,100	14,664,000

TOTAL CORPORATE BONDS (cost $1,404,962,334)					1,377,329,859

TOTAL LONG-TERM INVESTMENTS (cost $1,446,156,282)					1,416,043,841

SHORT-TERM INVESTMENT — 5.0%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $70,648,334; includes $70,648,230 of cash collateral for securities on loan)(e)(f)				70,648,334	70,648,334

TOTAL INVESTMENTS — 104.3% (cost $1,516,804,616)(g)	1,486,692,175
Liabilities in excess of other assets(h) — (4.3)%	(61,253,344)

NET ASSETS — 100.0%	$1,425,438,831

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,708,238; cash collateral of $70,648,230 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $123,711,042. The aggregate value of $121,763,535, is approximately 8.5% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,532,740,303

Appreciation	2,357,369
Depreciation	(48,405,497)

Net Unrealized Depreciation	$(46,048,128)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at November 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 12/02/14	Barclays Capital Group	GBP	1,558	$2,492,768	$2,434,344	$(58,424)
Expiring 12/02/14	BNP Paribas	GBP	1,447	2,270,824	2,260,804	(10,020)
Expiring 12/02/14	BNP Paribas	GBP	302	487,874	472,423	(15,451)
Expiring 12/02/14	Citigroup Global Markets	GBP	460	729,237	719,152	(10,085)
Expiring 12/02/14	Goldman Sachs & Co.	GBP	11,217	17,637,820	17,520,738	(117,082)
Euro,
Expiring 12/02/14	BNP Paribas	EUR	260	330,599	322,715	(7,884)
Expiring 12/02/14	Citigroup Global Markets	EUR	5,601	7,020,367	6,964,683	(55,684)

Forward foreign currency exchange contracts outstanding at November 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.),
Expiring 12/02/14	Citigroup Global Markets	EUR	5,515	$6,924,631	$6,858,216	$(66,415)
Expiring 12/02/14	Citigroup Global Markets	EUR	756	936,572	940,623	4,051
Expiring 12/02/14	Goldman Sachs & Co.	EUR	21,844	27,273,262	27,161,778	(111,484)

				$66,103,954	$65,655,476	$(448,478)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
British Pound,
Expiring 12/02/14	Goldman Sachs & Co.	GBP	14,985	$24,206,308	$23,407,461	$798,847
Expiring 02/03/15	Goldman Sachs & Co.	GBP	11,217	17,630,305	17,512,897	117,408
Euro,
Expiring 12/02/14	BNP Paribas	EUR	5,602	7,029,267	6,965,227	64,040
Expiring 12/02/14	Goldman Sachs & Co.	EUR	28,375	36,176,698	35,282,788	893,910
Expiring 02/03/15	Goldman Sachs & Co.	EUR	21,844	27,284,621	27,174,337	110,284
				$112,327,199	$110,342,710	$1,984,489

						$1,536,011

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$38,669,911	$44,071
Corporate Bonds	—	1,376,115,415	1,214,444
Affiliated Money Market Mutual Fund	70,648,334	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	1,536,011	—

Total	$70,648,334	$1,416,321,337	$1,258,515

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.